Income Tax - Additional Information (Details) - USD ($)		4 Months Ended	12 Months Ended
	Sep. 14, 2023	Dec. 31, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Income Taxes [Line Items]
Deferred tax liabilities		$ 824,000	$ 824,000	$ 1,152,000	$ 1,123,000
Income tax rates	28.00%	30.00%	16.50%	9.60%	8.90%
Subsidiaries
Disclosure Of Income Taxes [Line Items]
Deferred tax liabilities		$ 0	$ 0	$ 0
Malta
Disclosure Of Income Taxes [Line Items]
Income tax rates			5.00%	5.00%	35.00%	30.00%
Tax rate effect from change in tax rate			5.00%	5.00%	35.00%	5.00%